TAXES (Tables)	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
Schedule of components of provision (benefit) for income taxes

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Current	703,501	953,843	1,030,260	6,602
Deferred	(163,968)	(271,623)	(327,464)	(2,098)
Income tax provisions	539,533	682,220	702,796	4,504

Schedule of reconciliation of the effective income tax rates

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
Japanese statutory tax rate	30.6%	30.6%	30.6%
Non-deductible executive compensation	3.3%	7.2%	3.7%
Changes in valuation allowance	(1.7)%	(2.7)%	1.2%
Tax credits	(4.0)%	(0.2)%	(3.1)%
Tax rate differences by jurisdiction	(0.6)%	(0.4)%	(0.3)%
Other non-deductible expenses	0.2%	0.0%	0.2%
Effect of true-up on NOL	0.0%	0.0%	0.0%
Deferred offering costs	0.0%	(1.3)%	(2.2)%
Others	0.0%	0.3%	0.2%
Effective tax rate	27.8%	33.5%	30.3%

Schedule of deferred income tax assets and liabilities

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Deferred tax assets
Net operating loss carry forward	42,664	-	-
Reserves and accruals	103,206	102,018	654
Investments	114,471	143,115	917
Property and equipment	324,129	645,383	4,136
Leases	1,440,267	1,485,057	9,517
Contract liabilities	426,987	482,804	3,094
Others	63,539	40,708	261
Valuation allowance	(116,210)	(145,120)	(931)
Total deferred tax assets	2,399,053	2,753,965	17,648
Net off against deferred tax liabilities	(1,711,688)	(1,725,571)	(11,058)
Net deferred tax assets	687,365	1,028,394	6,590

Deferred tax liabilities
Prepayments and other assets	(69,827)	(77,878)	(499)
Deferred costs	(314,337)	(414,821)	(2,658)
Leases	(1,279,764)	(1,248,060)	(7,998)
Others	(47,760)	(46,325)	(297)
Total deferred tax liabilities	(1,711,688)	(1,787,084)	(11,452)
Net off against deferred tax assets	1,711,688	1,725,571	11,058
Net deferred tax liabilities	-	(61,513)	(394)

Schedule of valuation allowance for deferred tax assets

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Valuation allowance, beginning of year	240,934	213,318	116,210	745
Additions	5,484	2,047	28,659	184
Reversals	(33,592)	(99,120)	-	-
Foreign exchange translation adjustments	492	(35)	251	2
Valuation allowance, end of year	213,318	116,210	145,120	931